As filed with the U.S. Securities and Exchange Commission on June 19, 2017

Securities Act File No. 333-124463

Investment Company Act File No. 811-21763

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 29

(Check appropriate box or boxes)

MANAGED ACCOUNT SERIES

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

MANAGED ACCOUNT SERIES

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.01 per share.

This filing relates solely to BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 19, 2017.

Managed Account Series
(Registrant)

on behalf of BlackRock GA Disciplined Volatility Equity Fund and BlackRock GA Enhanced Equity Fund

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer) (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	June 19, 2017
John M. Perlowski	(Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	June 19, 2017
Neal J. Andrews	Financial and Accounting Officer)

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

HENRY GABBAY*	Trustee
(Henry Gabbay)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ BENJAMIN ARCHIBALD		June 19, 2017
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Cayman GA Disciplined Volatility Equity Fund, Ltd. has duly caused this Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Disciplined Volatility Equity Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 19, 2017.

CAYMAN GA DISCIPLINED VOLATILITY EQUITY FUND, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Disciplined Volatility Equity Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Director, Cayman GA Disciplined Volatility Equity Fund, Ltd.	June 19, 2017

/s/ NEAL J. ANDREWS (Neal J. Andrews)	Director, Cayman GA Disciplined Volatility Equity Fund, Ltd.	June 19, 2017

SIGNATURES

Cayman GA Enhanced Equity Fund, Ltd. has duly caused this Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Enhanced Equity Fund, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 19, 2017.

CAYMAN GA ENHANCED EQUITY FUND, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of Managed Account Series, with respect only to information that specifically relates to Cayman GA Enhanced Equity Fund, Ltd., has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, Cayman GA Enhanced Equity Fund, Ltd.	June 19, 2017
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Director, Cayman GA Enhanced Equity Fund, Ltd.	June 19, 2017
(Neal J. Andrews)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase